Components of Income Before Income Taxes and Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 176,986	$ 196,205	$ 210,556
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 176,986	$ 196,205	$ 210,556